Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 10
Class A Common Stock
Common stock subject to possible redemption	28,750,000	28,750,000	28,750,000
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.29	$ 10.2	$ 10.1
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, non-redeemable shares issued
Common stock, non-redeemable shares outstanding
Common stock, shares issued	7,187,500
Common stock, shares outstanding	7,187,500
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	7,187,500	7,187,500	7,187,500
Common stock, shares outstanding	7,187,500	7,187,500	7,187,500